Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 24. Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of December 31, 2025	As of December 31, 2024
ASSETS
Current Assets
Cash and cash equivalents	$115,066	$1,339
Due from affiliate	4,656,043	—
Total current assets	$4,771,109	$1,339

Non-Current Assets
Investment in subsidiaries	$11,657,855	$10,426,328
Total non-current assets	11,657,855	$10,426,328
Total Assets	$16,428,964	$10,427,667

LIABILITIES
Current Liabilities
Amounts due to related parties	$294,095	$161,133
Total current liabilities	294,095	161,133

Total liabilities	$294,095	$161,133

EQUITY
Class A Ordinary Share, $0.0001 par value, 350,000,000 shares authorized; 6,400,000 and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively *	640	—
Class B Ordinary Share, $0.0001 par value, 150,000,000 shares authorized; 12,500,000 and 12,500,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively*	1,250	1,250
Additional paid-in capital	17,727,063	7,037,503
Retained earnings	(1,883,351)	3,562,901
Accumulated other comprehensive loss	289,267	(335,120)
Total Equity	$16,134,869	$10,266,534
Total Liabilities and Equity	$16,428,964	$10,427,667

Condensed statements of operations

	For the Year Ended December 31
	2025	2024	2023
Revenue
Operating expenses:
General and administrative expenses	$(5,733,521)	$—	$—
Interest income	45	—	—
Other (expenses) income	(3,361)	506	811
Exchange gain	245,812
Share of income of subsidiaries	44,773	1,605,983	1,351,700
Net (loss) income	(5,446,252)	1,606,489	1,352,511

Comprehensive income
Net (loss) income	$(5,446,252)	$1,606,489	$1,352,511
Foreign currency translation adjustments	624,387	(302,960)	(227,278)
Comprehensive (loss) income	$(4,821,865)	$1,303,529	$1,125,233

Condensed statements of cash flows

	For the Year Ended December 31
	2025	2024	2023
Cash Flows from Operating Activities:
Net loss (income)	$(5,446,252)	$1,606,489	$1,352,511
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	5,142,000
Equity in earnings of subsidiaries	(44,773)	(1,606,935)	(1,353,322)
Net Cash Used in Operating Activities	$(349,025)	$(446)	$(811)

Cash Flows from Investing Activities:
Loans to affiliate	$(6,782,418)	$—	$—
Net Cash Used in Financing Activities	$(6,782,418)	$—	$—

Cash Flows from Financing Activities:
Deferred offering costs	$—	$(158,030)	$—
Amount financed from related parties	132,962	160,507	896
Amount repaid to related parties	—	(1,000)	—
Amount repaid to affiliate	(245)	—	—
Proceeds from initial public offering	7,030,759	—	—
Net Cash Provided by Financing Activities	$7,163,476	$1,477	$896
Effect of exchange rate changes	81,694	255	(2)
Changes in Cash	113,727	1,256	83
Cash, Beginning of Year	1,339	83	—
Cash, End of Year	$115,066	$1,339	$83

*	The share amounts are presented on a retrospective basis.